CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 38,949,359	$ 29,012,381
Restricted cash	12,856,398	14,533,235
Accounts receivable, net of allowance for doubtful accounts of $9,414,581 and $9,510,186 as of December 31, 2012 and 2013, respectively	39,065,250	36,743,469
Amounts due from related parties	2,328,928	2,104,416
Prepaid expenses and other current assets	19,086,020	26,807,894
Total current assets	112,285,955	109,201,395
Non-current Assets:
Fixed assets, net	7,883,906	10,782,166
Intangible assets, net	417,515	366,691
Investments under equity method	7,622,448	7,304,745
Other investments	3,140,260	3,045,221
Long-term prepayments and deposits	18,819,483	17,536,605
Restricted cash	818,277	1,114,515
Deferred tax assets	152,754	443,981
Total non-current assets	38,854,643	40,593,924
TOTAL ASSETS	151,140,598	149,795,319
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of nil and $19,638,649 as of December 31, 2012 and 2013, respectively)	26,340,338	8,998,429
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $5,940,292 and $3,960,472 as of December 31, 2012 and 2013, respectively)	5,745,088	7,743,867
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of $1,634,416 and $2,193,318 as of December 31, 2012 and 2013, respectively)	1,677,543	1,828,412
Consideration payable (including consideration payable of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2012 and 2013, respectively)	75,800,047	64,000,000
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $23,755 and $51,162 as of December 31, 2012 and 2013, respectively)	51,162	23,755
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $12,763,055 and $17,236,173 as of December 31, 2012, and 2013, respectively)	20,016,121	26,211,259
Total current liabilities	129,630,299	108,805,722
Non-current Liability:
Other non-current liability	2,175,066	976,651
Total non-current liability	2,175,066	976,651
Total liabilities	131,805,365	109,782,373
Commitments and contingencies
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 101,366,544 and 101,560,744 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	10,156	10,137
Additional paid-in capital	343,512,927	342,670,656
Accumulated deficit	(364,106,277)	(340,138,407)
Accumulated other comprehensive income	39,908,028	37,371,672
Total VisionChina Media Inc. shareholders' equity	19,324,834	39,914,058
Noncontrolling interest	10,399	98,888
Total equity	19,335,233	40,012,946
TOTAL LIABILITIES AND EQUITY	$ 151,140,598	$ 149,795,319